Shareholder Report, Average Annual Return (Details)	12 Months Ended	41 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000099770
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	10.30%		6.88%	8.95%
C000237496
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class S
C000099773
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Without Sales Load [Member] | C000099770
Average Annual Return [Line Items]
Average Annual Return, Percent	17.02%		8.15%	9.59%
Without Sales Load [Member] | C000237496
Average Annual Return [Line Items]
Average Annual Return, Percent	17.36%	21.21%
Without Sales Load [Member] | C000099773
Average Annual Return [Line Items]
Average Annual Return, Percent	17.39%		8.44%	9.87%
DWS Index: Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%		13.15%	14.29%
DWS Index: Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	17.00%
DWS Index: Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%		13.15%	14.29%
DWS Index: Russell 3000® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.15%		14.59%	17.59%
DWS Index: MSCI World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.09%		12.15%	12.17%
DWS Index: MSCI World Communication Services Index
Average Annual Return [Line Items]
Average Annual Return, Percent	32.03%		13.16%	11.33%
DWS Index: Russell 3000® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.15%	21.61%
DWS Index: MSCI World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.09%	16.74%
DWS Index: MSCI World Communication Services Index
Average Annual Return [Line Items]
Average Annual Return, Percent	32.03%	25.60%
DWS Index: Russell 3000® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.15%		14.59%	17.59%
DWS Index: MSCI World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.09%		12.15%	12.17%
DWS Index: MSCI World Communication Services Index
Average Annual Return [Line Items]
Average Annual Return, Percent	32.03%		13.16%	11.33%